Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000027914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	22.28%	9.72%	9.24%
C000027913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	25.75%	9.84%	8.91%
C000027917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027914
Average Annual Return [Line Items]
Average Annual Return, Percent	28.07%	10.94%	9.98%
Without Sales Load [Member] | C000027911
Average Annual Return [Line Items]
Average Annual Return, Percent	27.74%	10.68%	9.71%
Without Sales Load [Member] | C000027913
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	9.84%	8.91%
Without Sales Load [Member] | C000027917
Average Annual Return [Line Items]
Average Annual Return, Percent	28.16%	10.95%	10.01%
Without Sales Load [Member] | C000132087
Average Annual Return [Line Items]
Average Annual Return, Percent	28.31%	11.02%	10.05%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%